Other Non-financial Assets and Liabilities - Other non-financial assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	$ 22,406,088	$ 18,785,891
Other non-current non-financial assets	44,608,012	13,813,139
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	11,281,502	12,727,682
Other non-current non-financial assets	29,198,027
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	4,711,173	2,867,826
Guarantee deposit
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	1,902,479	2,165,040
PPM water rights
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	6,544,100	5,300,052
Spare parts with consumption schedule over 12 months
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	4,324,153	5,444,789
Other
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	6,413,413	3,190,383
Other non-current non-financial assets	$ 2,639,253	$ 903,258